UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10569.

First Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd., Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 470-8000.

Date of fiscal year end: April 30, 2009.

Date of reporting period: October 31, 2008.

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

FIRST CALIBER EQUITY

FIRST STERLING INCOME

FIRST ELITE MONEY MARKET

FIRST FUNDS

FIRST FUNDS

SECURITY ALLOCATION (UNAUDITED)

First Funds invested, as a percentage of net assets, in the following industries as of October 31, 2008.

FIRST CALIBER EQUITY:

SECURITY ALLOCATION	PERCENTAGE OF NET ASSETS
Consumer Discretionary	4.8%
Consumer Staples	13.0%
Energy	11.7%
Exchange Traded Funds	8.7%
Financial	9.3%
Health Care	10.9%
Industrials	8.7%
Information Technology	13.2%
Investment Companies	13.0%
Materials	3.6%
Telecom Services	2.4%
Utilities	0.9%

Total	100.2%

FIRST ELITE MONEY MARKET:

SECURITY ALLOCATION	PERCENTAGE OF NET ASSETS
Investment Companies	4.3%
Master Demand Notes	13.9%
U.S. Government Agency Securities	81.9%

Total	100.1%

FIRST STERLING INCOME:

SECURITY ALLOCATION	PERCENTAGE OF NET ASSETS
Aerospace/Defense	1.9%
Banking, Finance & Insurance	32.1%
Computer Peripherals	1.9%
Computers	2.1%
Health Care	1.4%
Industrial Goods & Services	2.5%
Investment Companies	0.7%
Medical Instruments	0.9%
Pharmaceuticals	3.8%
Retail	5.0%
Software	1.9%
Telecommunications	2.8%
U.S. Government Agency Collateralized Mortgage Obligations	1.9%
U.S. Government Agency Securities	36.8%
U.S. Treasury Obligations	3.7%

Total	99.4%

Security allocations are subject to change.

See notes to financial statements.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2008 (UNAUDITED)

SHARES	SECURITY DESCRIPTION	VALUE
COMMON STOCKS (78.5%):
Consumer Discretionary (4.8%):
55,600	McDonald’s Corp.	$3,220,908
39,600	NIKE, Inc. Class B	2,282,148

		5,503,056

Consumer Staples (13.0%):
32,300	General Mills, Inc.	2,188,002
32,500	Johnson & Johnson	1,993,550
53,955	PepsiCo, Inc.	3,075,974
51,607	Procter & Gamble Co.	3,330,716
74,700	Wal-Mart Stores, Inc.	4,169,007

		14,757,249

Energy (11.7%):
20,000	Apache Corp.	1,646,600
41,700	Chevron Corp.	3,110,820
39,555	Devon Energy Corp.	3,198,417
52,500	Noble Corp.	1,691,025
25,600	Schlumberger Ltd.	1,322,240
28,300	Transocean, Inc. (a)	2,329,939

		13,299,041

Financial (9.3%):
91,950	JPMorgan Chase & Co.	3,792,938
14,400	MasterCard, Inc., Class A	2,128,608
27,700	Northern Trust Corp.	1,559,787
19,300	The Goldman Sachs Group, Inc.	1,785,250
44,400	U.S. Bancorp	1,323,564

		10,590,147

Health Care (10.9%):
32,000	Baxter International, Inc.	1,935,680
46,500	Celgene Corp. (a)	2,988,090
40,000	Express Scripts, Inc. (a)	2,424,400
22,800	Genzyme Corp. (a)	1,661,664
31,900	Gilead Sciences, Inc. (a)	1,462,615
108,550	Pfizer, Inc.	1,922,420

		12,394,869

Industrials (8.7%):
28,950	FedEx Corp.	1,892,462
33,325	Flowserve Corp.	1,896,859
51,000	Union Pacific Corp.	3,405,270
68,600	Walter Industries, Inc.	2,658,250

		9,852,841

Information Technology (13.2%):
67,800	Accenture Ltd.	2,240,790
35,180	Apple, Inc. (a)	3,785,016
28,800	International Business Machines Corp.	2,677,536
128,300	Microsoft Corp.	2,864,939
180,900	Oracle Corp. (a)	3,308,661

		14,876,942

See notes to financial statements.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2008 (UNAUDITED)

SHARES	SECURITY DESCRIPTION	VALUE
	Materials (3.6%):
47,900	Arch Coal, Inc.	$1,025,539
37,600	Freeport-McMoRan Copper & Gold, Inc.	1,094,160
47,300	Nucor Corp.	1,916,123

		4,035,822

	Telecom Services (2.4%):
103,197	AT&T, Inc.	2,762,584

	Utilities (0.9%):
27,000	Progress Energy, Inc.	1,062,990

Total Common Stocks		89,135,541

EXCHANGE TRADED FUNDS (8.7%):
179,450	Financial Select Sector SPDR Fund	2,781,475
43,500	Industrial Select Sector SPDR Fund	1,094,895
82,100	SPDR KBW Bank ETF	2,371,048
45,000	Ultra Dow30 ProShares	1,696,500
53,500	Ultra QQQ ProShares	1,860,730

Total Exchange Traded Funds		9,804,648

INVESTMENT COMPANIES (13.0%):
14,772,703	First Elite Money Market Fund (b)	14,772,703

Total Investment Companies		14,772,703

Total Investments (Cost $119,036,080) (c) – (100.2%)		$113,712,892

Percentages indicated are based on net assets of $113,540,921.

(a)	Represents non-income producing securities.
(b)	Affiliate.
(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

ETF Exchange Traded Fund

QQQ Nasdaq 100 Trust

SPDR Standard & Poor’s Depository Receipt.

See notes to financial statements.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2008 (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
CORPORATE BONDS (55.1%):
Aerospace/Defense (1.9%):
$1,000,000	General Dynamics Corp., 4.50%, 8/15/10	$1,006,662

Banking, Finance & Insurance (30.9%):
1,000,000	Caterpillar Financial Services Corp., 4.30%, 6/1/10	980,659
2,000,000	CitiGroup, Inc., 3.88%, 11/3/08	2,000,000
1,000,000	CitiGroup, Inc., 3.63%, 2/9/09	987,963
1,000,000	CitiGroup, Inc., 4.75%, 12/15/10	612,675
500,000	CitiGroup, Inc., 5.13%, 2/14/11	473,835
1,000,000	General Electric Capital Corp., 4.63%, 9/15/09	997,196
2,000,000	General Electric Capital Corp., 5.88%, 2/15/12	1,904,706
250,000	General Electric Capital Corp., 5.00%, 4/10/12	230,011
1,000,000	General Electric Capital Corp., 5.38%, 10/20/16	823,864
2,000,000	Goldman Sachs Group, Inc., 5.70%, 9/1/12	1,795,920
1,000,000	JPMorgan Chase & Co., 4.63%, 1/15/18	897,082
2,000,000	Merrill Lynch & Co., 6.05%, 8/15/12	1,820,512
1,150,000	Morgan Stanley Dean Witter, 6.60%, 4/1/12	1,029,980
500,000	SLM Corp., 4.50%, 7/26/10	391,321
1,000,000	Textron Financial Corp., 5.13%, 2/3/11	893,057
1,000,000	Washington Mutual, Inc., 5.00%, 3/22/12	620,000

		16,458,781

Computer Peripherals (1.9%):
1,000,000	Cisco Systems, Inc., 5.25%, 2/22/11	1,000,849

Computers (2.1%):
1,285,000	IBM Corp., 6.50%, 1/15/28	1,133,851

Health Care (1.4%):
1,000,000	Humana, Inc., 6.45%, 6/1/16	760,613

Industrial Goods & Services (2.5%):
1,000,000	Honeywell International, Inc., 5.30%, 3/1/18	879,915
500,000	Weyerhaeuser Co., 6.75%, 3/15/12	430,326

		1,310,241

Medical Instruments (0.9%):
500,000	Medtronic, Inc., 4.38%, 9/15/10	490,556

Pharmaceuticals (3.8%):
2,000,000	American Home Products, 6.95%, 3/15/11	2,046,852

Retail (5.0%):
1,000,000	Home Depot, Inc., 5.40%, 3/1/16	766,602
900,000	Wal-Mart Stores, Inc., 4.13%, 7/1/10	903,514
1,000,000	Wal-Mart Stores, Inc., 4.13%, 2/15/11	1,002,195

		2,672,311

Software (1.9%):
1,000,000	Oracle Corp., 5.00%, 1/15/11	991,725

See notes to financial statements.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2008 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
CORPORATE BONDS, CONTINUED:
Telecommunications (2.8%):
$1,000,000	GTE California, Inc., 6.70%, 9/1/09	$997,487
500,000	SBC Communications, Inc., 4.13%, 9/15/09	494,255

		1,491,742

Total Corporate Bonds		29,364,183

PREFERRED STOCKS (1.2%):
Banking, Finance & Insurance (1.2%):
10,000	JPMorgan Chase Capital XIX	206,000
10,000	PNC Capital Trust	230,000
10,000	USB Capital XI	214,300

Total Preferred Stocks		650,300

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%):
Freddie Mac (1.9%):
1,002,290	5.00%, 9/15/24	1,007,796

Total U.S. Government Agency Collateralized Mortgage Obligations		1,007,796

U.S. GOVERNMENT AGENCY SECURITIES (36.8%):
Fannie Mae (17.5%):
1,000,000	4.00%, 5/20/13	986,317
2,317,500	5.00%, 10/25/16	2,333,043
4,000,000	5.08%, 11/5/15	3,997,608
2,000,000	5.25%, 8/1/12	1,999,060

		9,316,028

Federal Farm Credit Bank (3.6%):
1,000,000	4.25%, 4/16/18	920,270
1,000,000	5.05%, 11/6/17	980,163

		1,900,433

Federal Home Loan Bank (9.3%):
1,000,000	4.00%, 9/28/15	940,715
1,000,000	4.50%, 1/7/13	1,006,013
1,000,000	4.63%, 12/17/12	1,002,787
2,000,000	5.50%, 10/19/17	1,991,714

		4,941,229

Freddie Mac (4.6%):
1,000,000	4.00%, 9/19/14	967,591
1,500,000	5.65%, 2/23/17	1,486,296

		2,453,887

See notes to financial statements.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2008 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Tennessee Valley Authority (1.8%):
$1,000,000	4.88%, 12/15/16	$960,560

Total U.S. Government Agency Securities		19,572,137

U.S. TREASURY OBLIGATIONS (3.7%):
U.S. Treasury Notes (3.7%):
2,000,000	3.88%, 5/15/18	1,996,718

Total U.S. Treasury Obligations		1,996,718

INVESTMENT COMPANIES (0.7%):
354,094	First Elite Money Market Fund (a)	354,094

Total Investment Companies		354,094

Total Investments (Cost $56,012,962) (b) – (99.4%)		$52,945,228

Percentages	indicated are based on net assets of $53,261,489.
(a)	Affiliate.
(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

See notes to financial statements.

FIRST FUNDS

FIRST ELITE MONEY MARKET

SCHEDULE OF PORTFOLIO INVESTMENTS

OCTOBER 31, 2008 (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. GOVERNMENT AGENCY SECURITIES (a) (81.9%):
Federal Farm Credit Bank (20.1%):
$ 5,000,000	2.12%, 11/10/08	$4,997,375
10,000,000	2.46%, 11/28/08	9,983,500
5,000,000	3.49%, 1/8/09	4,968,172
1,000,000	2.89%, 4/16/09	986,858
4,875,000	3.03%, 6/17/09	4,785,463
5,000,000	2.96%, 7/30/09	4,892,729

		30,614,097

Federal Home Loan Bank (55.3%):
5,000,000	2.46%, 11/3/08	4,999,321
5,000,000	2.06%, 11/5/08	4,998,861
3,000,000	1.78%, 11/14/08	2,998,104
5,000,000	2.48%, 11/17/08	4,994,511
5,000,000	2.48%, 11/18/08	4,994,239
5,000,000	2.19%, 11/19/08	4,994,625
7,500,000	1.29%, 11/21/08	7,491,431
5,000,000	2.56%, 11/24/08	4,992,001
5,000,000	2.64%, 11/26/08	4,991,007
2,000,000	0.81%, 12/2/08	1,998,622
5,000,000	2.18%, 12/3/08	4,990,489
5,000,000	2.18%, 12/5/08	4,989,894
3,000,000	1.22%, 12/8/08	2,996,300
3,000,000	1.36%, 12/11/08	2,995,533
2,000,000	1.24%, 12/17/08	1,996,882
5,000,000	2.60%, 12/22/08	4,981,938
2,500,000	2.40%, 12/26/08	2,491,024
5,000,000	3.39%, 1/2/09	4,971,497
2,500,000	2.55%, 1/26/09	2,485,069
1,000,000	2.55%, 2/2/09	993,552
3,105,000	2.14%, 2/17/09	3,085,439

		84,430,339

See notes to financial statements.

FIRST FUNDS

FIRST ELITE MONEY MARKET

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

OCTOBER 31, 2008 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. GOVERNMENT AGENCY SECURITIES (a), CONTINUED:
Tennessee Valley Authority (6.5%):
$5,000,000	0.51%, 11/20/08	$4,998,681
5,000,000	0.76%, 11/25/08	4,997,500

		9,996,181

Total U.S. Government Agency Securities		125,040,617

MASTER DEMAND NOTES (13.9%):
Federal Home Loan Bank (13.9%):
21,300,000	1.25%, 11/12/08 (b)	21,300,000

Total Master Demand Notes		21,300,000

INVESTMENT COMPANIES (4.3%):
6,514,910	Goldman Sachs Financial Square Federal Fund	6,514,910

Total Investment Companies		6,514,910

Total Investments (Cost $152,855,527) (c) – (100.1%)		$152,855,527

Percentages indicated are based on net assets of $152,656,215.

(a)	Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective yield of the security.
(b)	Variable rate security. The interest rate on this security is adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on October 31, 2008.
(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2008 (UNAUDITED)

	FIRST CALIBER EQUITY	FIRST STERLING INCOME	FIRST ELITE MONEY MARKET
ASSETS:
Investments, at value (Cost $104,263,377; $55,658,868; and $152,855,527)	$98,940,189	$52,591,134	$152,855,527
Investments in affiliates, at value (Cost $14,772,703; $354,094; and $-)	14,772,703	354,094	—

Total Investments	113,712,892	52,945,228	152,855,527

Interest and dividends receivable	117,481	661,817	24,795
Receivable for capital shares issued	18,305	11,096	—
Prepaid expenses and other assets	10,482	3,377	64,365

Total Assets	113,859,160	53,621,518	152,944,687

LIABILITIES:
Distributions payable	—	179,457	232,954
Payable for capital shares redeemed	114,919	92,774	—
Accrued expenses and other payables:
Investment advisory	89,682	32,195	27,593
Accounting	94	271	444
Administration	2,315	1,153	2,476
Co-Administration	729	367	1,052
Chief compliance officer	11,286	5,705	3,486
Distribution (Class A)	1,022	545	16
Transfer agent	5,078	1,619	690
Trustee	5,000	2,308	7,618
Other	88,114	43,635	12,143

Total Liabilities	318,239	360,029	288,472

COMPOSITION OF NET ASSETS:
Capital	$114,396,078	$64,931,624	$152,656,213
Accumulated net investment (loss)	(77,229)	(1,180,868)	2
Accumulated net realized gains (losses) from investment and options transactions	4,545,260	(7,421,533)	—
Unrealized depreciation on investments	(5,323,188)	(3,067,734)	—

Net Assets	$113,540,921	$53,261,489	$152,656,215

CLASS A:
Net Assets	$4,746,872	$2,517,150	$63,845

Shares outstanding*	888,310	279,676	63,843

Net asset value and redemption price per share	$5.34	$9.00	$1.00

Maximum Sales Load	3.00%	2.50%	N/A
Maximum offering price per share (100%/ (100%-maximum sales change) of net asset value adjusted to the nearest cent)	$5.51	$9.23	$1.00

TRUST CLASS:
Net Assets	$108,794,049	$50,744,339	$152,592,370
Shares outstanding*	20,303,504	5,641,114	152,595,246

Net asset value and redemption price per share	$5.36	$9.00	$1.00

*	Par value $ 0.001, unlimited number of authorized shares.

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED OCTOBER 31, 2008 (UNAUDITED)

	FIRST CALIBER EQUITY	FIRST STERLING INCOME	FIRST ELITE MONEY MARKET
INVESTMENT INCOME:
Interest	$—	$1,357,672	$2,046,149
Dividend	700,304	4,141	72,732
Income from affiliates	235,974	7,595	—
Foreign tax withholding	(339)	—	—

Total Income	935,939	1,369,408	2,118,881

EXPENSES:
Investment advisory	727,141	205,047	185,032
Administration	99,714	36,801	116,414
Co-Administration	39,518	14,646	46,257
Distribution (Class A)	8,038	3,345	96
Chief compliance officer	20,637	7,534	9,233
Accounting	2,514	4,737	906
Transfer agent	22,333	6,268	4,411
Trustees	23,767	8,998	11,513
Other	69,506	27,339	46,424

Total expenses	1,013,168	314,715	420,286

Net Investment Income (Loss)	(77,229)	1,054,693	1,698,595

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTIONS:
Realized gains (losses) from investment transactions	(22,143,714)	197,748	—
Realized gains on option transactions	2,130,204	—	—
Change in unrealized appreciation/(depreciation) on investments and options	(29,648,587)	(3,399,491)	—

Net realized/unrealized (losses) on investments and options	(49,662,097)	(3,201,743)	—

Change in net assets resulting from operations	$(49,739,326)	$(2,147,050)	$1,698,595

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	FIRST CALIBER EQUITY		FIRST STERLING INCOME		FIRST ELITE MONEY MARKET
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
OPERATIONS:
Net investment income (loss)	$(77,229)	$(294,817)	$1,054,693	$3,034,908	$1,698,595	$5,498,214
Realized gains (losses) from investment and option transactions	(20,013,510)	62,906,186	197,748	(644,663)	—	768
Change in unrealized appreciation/depreciation on investments and options	(29,648,587)	(69,909,901)	(3,399,491)	1,301,857	—	—

Change in net assets from operations	(49,739,326)	(7,298,532)	(2,147,050)	3,692,102	1,698,595	5,498,982

DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
From net investment income	—	(6,897)	(49,770)	(101,411)	(613)	(1,838)
From net realized gains on investment and option transactions	—	(1,805,162)	—	(30,568)	—	—
Trust Class:
From net investment income	—	(423,977)	(1,108,787)	(3,182,449)	(1,700,011)	(5,495,107)
From net realized gains on investment and option transactions	—	(57,957,789)	—	(844,849)	—	—

Change in net assets from shareholder distributions	—	(60,193,825)	(1,158,557)	(4,159,277)	(1,700,624)	(5,496,945)

Change in net assets from capital transactions	(15,110,490)	(22,618,386)	(5,526,647)	(45,791,720)	(19,200,926)	90,166,634

Change in net assets	(64,849,816)	(90,110,743)	(8,832,254)	(46,258,895)	(19,202,955)	90,168,671

NET ASSETS:
Beginning of period	178,390,737	268,501,480	62,093,743	108,352,638	171,859,170	81,690,499

End of period	$113,540,921	$178,390,737	$53,261,489	$62,093,743	$152,656,215	$171,859,170

Accumulated net investment income (loss)	$(77,229)	$—	$(1,180,868)	$(1,077,004)	$2	$2,031

See notes to financial statements.

FIRST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

	FIRST CALIBER EQUITY		FIRST STERLING INCOME		FIRST ELITE MONEY MARKET
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
CAPITAL TRANSACTIONS:
Class A:
Proceeds from shares issued	$425,853	$1,371,814	$367,182	$673,854	$21,597	$27,892
Dividends reinvested	—	1,800,745	48,487	128,113	613	1,837
Cost of shares redeemed	(659,390)	(1,875,622)	(393,358)	(1,020,236)	(29,000)	(11,000)

Change in net assets from Class A capital transactions	(233,537)	1,296,937	22,311	(218,269)	(6,790)	18,729

Trust Class:
Proceeds from shares issued	1,264,265	30,111,268	170,834	2,949,380	251,829,857	739,470,946
Dividends reinvested	—	44,933,274	—	1,146	—	—
Cost of shares redeemed	(16,141,218)	(98,959,865)	(5,719,792)	(48,523,977)	(271,023,993)	(649,323,041)

Change in net assets from Trust Class capital transactions	(14,876,953)	(23,915,323)	(5,548,958)	(45,573,451)	(19,194,136)	90,147,905

Change in net assets from capital transactions	$(15,110,490)	$(22,618,386)	$(5,526,647)	$(45,791,720)	$(19,200,926)	$90,166,634

SHARE TRANSACTIONS:
Class A:
Issued	62,348	152,252	39,530	70,588	21,597	27,892
Reinvested	—	214,354	5,215	13,402	613	1,837
Redeemed	(101,345)	(204,155)	(42,801)	(107,042)	(29,000)	(11,000)

Change in Class A shares	(38,997)	162,451	1,944	(23,052)	(6,790)	18,729

Trust Class:
Issued	181,629	3,065,255	18,241	309,805	251,829,857	739,470,946
Reinvested	—	5,342,828	—	120	—	—
Redeemed	(2,345,308)	(11,358,926)	(612,732)	(5,085,984)	(271,023,993)	(649,323,041)

Change in Trust Class shares	(2,163,679)	(2,950,843)	(594,491)	(4,776,059)	(19,194,136)	90,147,905

See notes to financial statements.

FIRST FUNDS

FINANCIAL HIGHLIGHTS (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

	CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:					LESS DIVIDENDS FROM:						RATIOS/SUPPLEMENTAL DATA:
	NET ASSET VALUE, BEGINN- ING OF PERIOD	NET INVEST- MENT INCOME (LOSS)		NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVEST- MENTS	CHANGE IN NET ASSET VALUE RESULTING FROM OPERATIONS	NET INVEST- MENT INCOME	NET REALIZED GAINS (LOSSES) ON INVEST- MENTS	TOTAL DIVIDENDS AND DISTRI- BUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN (a)(b)	NET ASSETS, END OF PERIOD (000’s)	RATIO OF EXPENSES TO AVERAGE NET ASSETS (c)	RATIO OF NET INVEST- MENT INCOME (LOSS) TO AVERAGE NET ASSETS (c)	RATIO OF EXPENSES TO AVERAGE NET ASSETS (c)		PORT- FOLIO TURN- OVER (e)
CLASS A
FIRST CALIBER EQUITY
Six Months Ended October 31, 2008 (Unaudited)	$7.61	$(0.01)		$(2.26)	$(2.27)	$—	$—	$—	$5.34	(29.83)%	$4,747	1.52%	(0.33)%	1.52%		218%
Year Ended April 30, 2008	10.26	(0.03)		(0.13)	(0.16)	(0.01)	(2.48)	(2.49)	7.61	(3.81)	7,061	1.40	(0.37)	1.47	(d)	378	(f)
Year Ended April 30, 2007	10.47	0.04		1.14	1.18	(0.04)	(1.35)	(1.39)	10.26	12.02	7,846	1.25	0.40	1.45	(d)	82
Year Ended April 30, 2006	10.54	0.03		1.12	1.15	(0.03)	(1.19)	(1.22)	10.47	11.60	8,784	1.25	0.34	1.46	(d)	28
Year Ended April 30, 2005	10.34	0.03		0.28	0.31	(0.03)	(0.08)	(0.11)	10.54	2.98	9,609	1.25	0.25	1.53	(d)	20
Year Ended April 30, 2004	8.40	—	(g)	1.94	1.94	—	—	—	10.34	23.14	9,214	1.24	(0.08)	1.51	(d)	30
FIRST STERLING INCOME
Six Months Ended October 31, 2008 (Unaudited)	9.54	0.18	(h)	(0.54)	(0.36)	(0.18)	—	(0.18)	9.00	(3.87)	2,517	1.31	3.36	1.31		24
Year Ended April 30, 2008	9.58	0.33	(h)	0.10 (h)	0.43	(0.36)	(0.11)	(0.47)	9.54	4.55	2,649	1.20	3.41	1.27	(d)	45
Year Ended April 30, 2007	9.43	0.31		0.22	0.53	(0.38)	—	(0.38)	9.58	5.69	2,882	1.03	3.62	1.24	(d)	19
Year Ended April 30, 2006	9.79	0.32		(0.32)	—	(0.36)	—	(0.36)	9.43	(0.02)	3,901	1.03	3.32	1.25	(d)	28
Year Ended April 30, 2005	9.94	0.34		(0.09)	0.25	(0.40)	—	(0.40)	9.79	2.51	3,986	1.03	3.47	1.31	(d)	20
Year Ended April 30, 2004	10.32	0.44		(0.41)	0.03	(0.41)	—	(0.41)	9.94	0.30	4,055	1.02	3.52	1.35	(d)	43
FIRST ELITE MONEY MARKET
Six Months Ended October 31, 2008 (Unaudited)	1.000	0.008		—	0.008	(0.008)	—	(0.008)	1.000	0.80	64	0.70	1.59	0.70		N/A
Year Ended April 30, 2008	1.000	0.036		— (g)	0.036	(0.036)	—	(0.036)	1.000	3.76	71	0.71	3.60	0.71	(d)	N/A
Year Ended April 30, 2007	1.000	0.044		— (g)	0.044	(0.044)	—	(0.044)	1.000	4.51	52	0.73	4.37	0.74	(d)	N/A
Year Ended April 30, 2006	1.000	0.031		— (g)	0.031	(0.031)	—	(0.031)	1.000	3.10	18	0.73	3.06	0.76	(d)	N/A
Year Ended April 30, 2005	1.000	0.011		—	0.011	(0.011)	—	(0.011)	1.000	1.11	18	0.73	1.12	0.82	(d)	N/A
Year Ended April 30, 2004	1.000	0.004		— (g)	0.004	(0.004)	—	(0.004)	1.000	0.37	17	0.72	0.40	0.82	(d)	N/A

(a)	Total Return excludes sales charge.
(b)	Not Annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing among the classes of shares issued.
(f)	Portfolio turnover increased significantly due to a combination of increased volatility in the market, a repositioning of the Fund’s portfolio among market sectors and the more trading oriented strategy of the new management team.
(g)	Less than $0.005 per share.
(h)	Calculated based on average shares outstanding.

See notes to financial statements.

FIRST FUNDS

FINANCIAL HIGHLIGHTS (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

	CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:						LESS DIVIDENDS FROM:						RATIOS/SUPPLEMENTAL DATA:
	NET ASSET VALUE, BEGIN- NING OF PERIOD	NET INVEST- MENT INCOME (LOSS)		NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVEST- MENTS		CHANGE IN NET ASSET VALUE RESULTING FROM OPERATIONS	NET INVEST- MENT INCOME	NET REALIZED GAINS (LOSSES) ON INVEST- MENTS	TOTAL DIVIDENDS AND DISTRI- BUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN (a)	NET ASSETS, END OF PERIOD (000’s)	RATIO OF EXPENSES TO AVERAGE NET ASSETS (b)	RATIO OF NET INVEST- MENT INCOME (LOSS) TO AVERAGE NET ASSETS (b)	RATIO OF EXPENSES TO AVERAGE NET ASSETS (b)		PORT- FOLIO TURN- OVER (d)
TRUST CLASS
FIRST CALIBER EQUITY
Six Months Ended October 31, 2008 (Unaudited)	$7.63	$—		$(2.27)		$(2.27)	$—	$—	$—	$5.36	(29.75)%	$108,794	1.27%	(0.09)%	1.27%		218%
Year Ended April 30, 2008	10.25	(0.01)		(0.11)		(0.12)	(0.02)	(2.48)	(2.50)	7.63	(3.42)	171,330	1.14	(0.12)	1.22	(c)	378	(e)
Year Ended April 30, 2007	10.47	0.13		1.07		1.20	(0.06)	(1.36)	(1.42)	10.25	12.21	260,655	1.00	0.66	1.20	(c)	82
Year Ended April 30, 2006	10.54	0.06		1.12		1.18	(0.06)	(1.19)	(1.25)	10.47	11.90	322,462	1.00	0.59	1.21	(c)	28
Year Ended April 30, 2005	10.34	0.05		0.28		0.33	(0.05)	(0.08)	(0.13)	10.54	3.23	365,935	1.00	0.51	1.28	(c)	20
Year Ended April 30, 2004	8.40	0.02		1.94		1.96	(0.02)	—	(0.02)	10.34	23.38	379,674	0.99	0.21	1.26	(c)	30
FIRST STERLING INCOME
Six Months Ended October 31, 2008 (Unaudited)	9.53	0.19	(f)	(0.53)		(0.34)	(0.19)	—	(0.19)	9.00	(3.65)	50,744	1.06	3.61	1.06		24
Year Ended April 30, 2008	9.58	0.36	(f)	0.08	(f)	0.44	(0.38)	(0.11)	(0.49)	9.53	4.70	59,445	0.93	3.68	1.02	(c)	45
Year Ended April 30, 2007	9.42	0.33		0.23		0.56	(0.40)	—	(0.40)	9.58	6.07	105,470	0.78	3.88	0.99	(c)	19
Year Ended April 30, 2006	9.78	0.34	(f)	(0.32	)(f)	0.02	(0.38)	—	(0.38)	9.42	0.23	153,213	0.78	3.57	1.00	(c)	28
Year Ended April 30, 2005	9.94	0.36		(0.10)		0.26	(0.42)	—	(0.42)	9.78	2.66	212,854	0.78	3.73	1.06	(c)	20
Year Ended April 30, 2004	10.32	0.40		(0.34)		0.06	(0.44)	—	(0.44)	9.94	0.55	236,293	0.77	3.79	1.05	(c)	43
FIRST ELITE MONEY MARKET
Six Months Ended October 31, 2008 (Unaudited)	1.000	0.009		—		0.009	(0.009)	—	(0.009)	1.000	0.93	152,592	0.45	1.83	0.45		N/A
Year Ended April 30, 2008	1.000	0.040		—	(g)	0.040	(0.040)	—	(0.040)	1.000	4.03	171,789	0.46	3.87	0.46	(c)	N/A
Year Ended April 30, 2007	1.000	0.047		—	(g)	0.047	(0.047)	—	(0.047)	1.000	4.77	81,639	0.48	4.67	0.49	(c)	N/A
Year Ended April 30, 2006	1.000	0.033		—	(g)	0.033	(0.033)	—	(0.033)	1.000	3.36	63,941	0.47	3.33	0.51	(c)	N/A
Year Ended April 30, 2005	1.000	0.014		—		0.014	(0.014)	—	(0.014)	1.000	1.36	65,709	0.48	1.35	0.56	(c)	N/A
Year Ended April 30, 2004	1.000	0.006		—	(g)	0.006	(0.006)	—	(0.006)	1.000	0.62	74,005	0.47	0.62	0.57	(c)	N/A

(a)	Not Annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of each Fund as a whole without distinguishing among the classes of shares issued.
(e)	Portfolio turnover increased significantly due to a combination of increased volatility in the market, a repositioning of the Fund’s portfolio among market sectors and the more trading oriented strategy of the new management team.
(f)	Calculated based on average shares outstanding.
(g)	Less than $0.005 per share.

See notes to financial statements.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

(UNAUDITED)

1.	ORGANIZATION:

First Funds (the “Trust”) was organized as a Massachusetts business trust on November 1, 2001, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust presently offers shares of First Caliber Equity, First Sterling Income, and First Elite Money Market, (individually referred to as a “Fund” and collectively as the “Funds”).

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001 which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders of each class are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

Each Class A and Trust Class share of the Funds represents identical interests in each Fund’s investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

Investments of First Elite Money Market are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Equity securities are generally valued on the basis of market quotations or official closing prices on the principal exchange on which the securities are traded or by an independent pricing service approved by the Board of Trustees. Equity securities quoted by NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange)

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2008

(UNAUDITED)

in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to accurately reflect fair value (such as when the value of a security is materially affected by events occurring before their valuation time but after the close of the primary market on which the security is principally traded) the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

Effective May 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of SFAS No. 157 is the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2008:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
	Investments	Investments	Investments	Investments
First Caliber Equity	$113,712,892	$—	$—	$113,712,892
First Sterling Income	1,004,394	51,940,834	—	52,945,228
First Elite Money Market	6,514,910	146,340,617	—	152,855,527

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2008

(UNAUDITED)

SECURITY TRANSACTIONS AND RELATED INCOME:

During the period, security transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

WRITTEN OPTIONS CONTRACTS:

The First Caliber Equity Fund and First Sterling Income Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The following is a summary of First Caliber Equity’s written option activity for the six months ended October 31, 2008:

Contracts	Number of Contracts	Premium
Options outstanding at 4/30/2008	—	$—
Options written	(12,579)	(2,332,864)
Options expired	498	49,352
Options bought back	12,022	2,275,974
Options exercised	59	7,538
Options outstanding at 10/31/2008	—	$—

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies, financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

OTHER:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Each class of shares bears its pro-rata portion of expenses, income and realized and unrealized gains or losses attributable to its series. Each class separately bears expenses related specifically to that class, such as distribution fees.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2008

(UNAUDITED)

DIVIDENDS TO SHAREHOLDERS:

Dividends from net investment income, if any, are declared and paid quarterly for First Caliber Equity. Dividends from net investment income are declared daily and paid monthly for First Sterling Income and First Elite Money Market. Net realized capital gains, if any, are declared and distributed at least annually.

The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature and are primarily due to different treatments of amortization and accretion of premium and market discount. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

NEW ACCOUNTING STANDARDS:

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

FEDERAL INCOME TAXES:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2008

(UNAUDITED)

3.	RELATED PARTY TRANSACTIONS:

First Financial Capital Advisors LLC (the “Advisor”), a separate, wholly-owned subsidiary of First Financial Bancorp., serves as investment advisor to the Funds. Under the terms of the Investment Advisory Agreement, the Advisor is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)
First Caliber Equity	0.92%
First Sterling Income	0.70%
First Elite Money Market	0.20%

The Funds have entered into an Omnibus Agreement with Citi Fund Services Ohio, Inc. (“Citi”) that sets the compensation level for the Co-Administration Agreement, Fund Accounting Agreement and Transfer Agency Agreement with Citi or its affiliates. Pursuant to the Omnibus Fee Agreement the Trust will pay a single all-inclusive fee (“Omnibus Fee”). The Omnibus Fee makes up the Administration Expense in the Statement of Operations. The Accounting and Transfer Agent Expenses in the Statement of Operations consist of out-of-pocket expenses. The Omnibus Fee is computed daily and paid monthly at the annual rate as follows:

Average Daily Net Assets of the Funds	Omnibus Fee Amount (as a percentage of net assets)
$0 – up to $500 million	0.1175%
$500 million to $700 million	0.1075%
$700 million to $900 million	0.0975%
$900 million to $1 billion	0.0825%
Over $1 billion	0.0750%

Prior to August 26, 2008, the Omnibus Fee was computed daily and paid monthly at the annual rate as follows:

Average Daily Net Assets of the Funds	Omnibus Fee Amount (as a percentage of net assets)
$0 – up to $500 million	0.130%
$500 million to $700 million	0.115%
$700 million to $900 million	0.105%
$900 million to $1 billion	0.090%
Over $1 billion	0.080%

The Funds have also entered into a separate Co-Administration Agreement with the Advisor. Pursuant to the Co-Administration Agreement, the Funds have agreed to pay to the Advisor a monthly fee at the annual rate of 0.05% of the Funds’ average daily net assets for co-administrative services on behalf of the Funds.

The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse Foreside Distribution Services, L.P. (“Foreside”) as the Funds’ distributor, an amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund’s Class A shares, and may be used by Foreside to pay banks, broker/dealers and other institutions for distribution and/or shareholder servicing. As distributor, Foreside is entitled to receive commissions on sales of Class A shares of First Caliber Equity and First Sterling Income. Prior to August 1, 2007, BISYS Fund Services Ohio, Inc. was the distributor.

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2008

(UNAUDITED)

For the six months ended October 31, 2008, Foreside received no commissions on sales of Class A shares of the Funds.

The Funds, except for First Elite Money Market, invested in affiliated securities, subject to compliance with the 1940 Act. A summary of the Funds’ investments in affiliated securities for the six months ended October 31, 2008, is noted below:

Fund	Purchases	Sales	Dividends/ Income
First Caliber Equity, investments in:
First Elite Money Market	$144,758,920	$135,097,978	$235,974
First Sterling Income, investments in:
First Elite Money Market	11,842,104	12,108,985	7,595

4.	PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term and U.S. Government securities) for the six months ended October 31, 2008, were as follows:

	Purchases	Sales
First Caliber Equity	$291,948,119	$316,353,878
First Sterling Income	6,941,508	11,777,321

Purchases and sales of U.S. Government securities for the six months ended October 31, 2008, were as follows:

	Purchases	Sales
First Sterling Income	$6,987,630	$5,263,573

5.	FEDERAL INCOME TAX INFORMATION:

As of October 31, 2008, the tax cost and unrealized appreciation/(depreciation) of securities were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
First Caliber Equity	$122,346,935	$4,302,050	$(12,936,093)	$(8,634,043)
First Sterling Income	56,012,962	183,693	(3,251,427)	(3,067,734)
First Elite Money Market	152,855,527	—	—	—

The character of dividends paid to shareholders during the year ended April 30, 2008 was as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Dividends	Tax Return of Capital	Total Dividends Paid
First Caliber Equity	$430,874	$59,762,951	$60,193,825	$—	$60,193,825
First Sterling Income	4,288,753	—	4,288,753	45,131	4,333,884
First Elite Money Market	5,522,071	—	5,522,071	—	5,522,071

FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

OCTOBER 31, 2008

(UNAUDITED)

As of April 30, 2008 the components of accumulated earnings (deficit) on a tax basis were as follows:

(The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax amortization methods for premium and market discount.)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
First Caliber Equity	$—	$25,183,806	$25,183,806	$—	$—	$23,700,363	$48,884,169
First Sterling Income	—	—	—	(204,088)	(7,619,281)	(541,159)	(8,364,528)
First Elite Money Market	279,233	—	279,233	(277,202)	—	—	2,031

Capital Loss Carryforwards:

At April 30, 2008, the following Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount	Expires
First Sterling Income	$1,675,914	2011
First Sterling Income	457,748	2012
First Sterling Income	614,539	2014
First Sterling Income	2,955,914	2015
First Sterling Income	1,516,773	2016

Post October Loss Deferral:

Capital losses incurred after October 31, within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Fund has incurred and will elect to defer such capital losses as follows:

Post-October Capital Losses
First Sterling Income	$398,393

FIRST FUNDS

ADDITIONAL FUND INFORMATION

OCTOBER 31, 2008

(UNAUDITED)

As a shareholder of the First Funds, you incur two types of costs: (1) sales charges (loads) on purchases, (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in First Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The below example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 through October 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expense Paid During Period* 5/1/08 - 10/31/08	Expense Ratio During Period 5/1/08 - 10/31/08
First Caliber Equity	Class A	$1,000.00	$701.70	$6.52	1.52%
	Trust Class	1,000.00	702.50	5.45	1.27
First Sterling Income	Class A	1,000.00	961.30	6.48	1.31
	Trust Class	1,000.00	963.50	5.25	1.06
First Elite Money Market	Class A	1,000.00	1,008.00	3.54	0.70
	Trust Class	1,000.00	1,009.30	2.28	0.45

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each First Funds’ expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expense Paid During Period* 5/1/08 - 10/31/08	Expense Ratio During Period 5/1/08 - 10/31/08
First Caliber Equity	Class A	$1,000.00	$1,017.54	$7.73	1.52%
	Trust Class	1,000.00	1,018.80	6.46	1.27
First Sterling Income	Class A	1,000.00	1,018.60	6.67	1.31
	Trust Class	1,000.00	1,019.86	5.40	1.06
First Elite Money Market	Class A	1,000.00	1,021.68	3.57	0.70
	Trust Class	1,000.00	1,022.94	2.29	0.45

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIRST FUNDS

ADDITIONAL FUND INFORMATION, CONTINUED

OCTOBER 31, 2008

(UNAUDITED)

OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-888-494-8510; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-888-494-8510; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending July 31 and January 31 are available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

INVESTMENT ADVISOR	LEGAL COUNSEL
FIRST FINANCIAL CAPITAL ADVISORS LLC	STROOCK & STROOCK & LAVAN LLP
9120 UNION CENTRE BLVD., SUITE 300	180 MAIDEN LANE
WEST CHESTER, OH 45069	NEW YORK, NY 10038

DISTRIBUTOR	INDEPENDENT REGISTERED PUBLIC
FORESIDE DISTRIBUTION SERVICES, L.P.	ACCOUNTING FIRM
10 HIGH STREET, SUITE 302	ERNST & YOUNG LLP
BOSTON, MA 02110	41 SOUTH HIGH STREET, SUITE 1100
COLUMBUS, OH 43215
ADMINISTRATOR
CITI FUND SERVICES OHIO, INC.
3435 STELZER RD.
COLUMBUS, OH 43219

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, First Financial Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve risk, including possible loss of principle. Past performance is not indicative of future results.

This report is for the information of the shareholders of the First Funds. Its use in connection with any offering of the Fund shares is authorized only in case of a concurrent or prior delivery of the Fund current prospectus.

9120 Union Centre Blvd., Suite 300 — West Chester, OH 45069

Toll Free (800) 606-0100

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	-	Not applicable – only for annual reports.
(a)(2)	-	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)		Not applicable.
(b)		Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Funds

By (Signature and Title)*	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date: January 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Franklin Hall
J. Franklin Hall, President

Date: January 7, 2009

By (Signature and Title)*	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date: January 7, 2009